Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue:
Total revenue	$ 25,178,000	$ 21,003,000
Cost of revenue:
Total cost of revenue	11,725,000	10,594,000
Gross profit	13,453,000	10,409,000
Operating expenses:
Research and development	13,102,000	14,933,000
Sales and marketing	4,591,000	4,135,000
General and administrative	4,967,000	4,687,000
Total operating expenses	22,660,000	23,755,000
Operating loss	(9,207,000)	(13,346,000)
Financial Income (Expense)
Interest expense	(6,146,000)	(7,228,000)
Interest income	24,000	20,000
Change in fair value of convertible debt derivative	(2,682,000)	(14,762,000)
Impact of debt reimbursement	5,177,000	1,399,000
Foreign exchange gain (loss), net	394,000	170,000
Loss before income taxes	(12,440,000)	(33,747,000)
Income tax expense (benefit)	297,000	477,000
Loss	(12,737,000)	(34,224,000)
Attributable to:
Shareholders of the parent	(12,737,000)	(34,224,000)
Non-controlling interests	$ 0	$ 0
Basic earnings (loss) per ADS (in dollars per share)	$ (0.35)	$ (1.34)
Diluted earnings (loss) per ADS (in dollars per share)	$ (0.35)	$ (1.34)
Weighted average number of ADS used for computing:
Basic earnings (loss) per ADS (in shares)	35,894,642	25,502,105
Diluted earnings (loss) per ADS (in shares)	35,894,642	25,502,105
Product revenue
Revenue:
Total revenue	$ 15,941,000	$ 14,275,000
Cost of revenue:
Total cost of revenue	10,824,000	9,781,000
Other revenue
Revenue:
Total revenue	9,237,000	6,728,000
Cost of revenue:
Total cost of revenue	$ 901,000	$ 813,000